Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Non-ControllingInterest in Consolidated Subsidiaries

Note 22. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2020 and 2019 is as follows:

	December 31,		December 31,
	2020		2019
Coca-Cola FEMSA	Ps.	66,800	Ps.	72,649
Other		2,644		1,113
	Ps.	69,444	Ps.	73,762

The changes in the FEMSA’s non-controlling interest were as follows:

	2020		2019		2018
Balance at beginning of the period	Ps.	73,762	Ps.	78,489	Ps.	86,621
Net income of non-controlling interest		5,686		7,349		9,089
Other comprehensive income (loss):		(5,793)		(4,552)		(4,080)
Exchange differences on translation of foreign operation		(5,958)		(3,833)		(4,016)
Remeasurements of the net defined benefits liability		(169)		(271)		155
Valuation of the effective portion of derivative financial instruments		334		(448)		(219)
Dividends		(5,524)		(3,945)		(3,713)
Share based payment		(64)		(12)		31
Acquisition of Socofar non-controlling interest		—		(3,530)		—
Acquisition of Synergy non-controlling interest (see Note 4.1)		1,298		—		—
Other acquisitions and remeasurements		79		32		413
(Derecognition) from non-controlling interest		—		—		(11,140)
Accounting standard adoption effects (“IFRIC 23 and IFRS 9”)		—		(69)		(150)
Adoption of IAS 29 for Argentina		—		—		1,418
Balance at end of the period	Ps.	69,444	Ps.	73,762	Ps.	78,489

Non-controlling interest’s accumulated other comprehensive income is comprised as follows:

	December 31,		December 31,
	2020		2019
Exchange differences on translation foreign operation	Ps.	(6,657)	Ps.	(699)
Remeasurements of the net defined benefits liability		(559)		(390)
Valuation of the effective portion of derivative financial instruments		(277)		(611)
Accumulated other comprehensive income	Ps.	(7,493)	Ps.	(1,700)

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which hold Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.

Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31,		December 31,
	2020		2019
Total current assets	Ps.	72,440	Ps.	56,796
Total non-current assets		190,626		201,043
Total current liabilities		42,845		51,010
Total non-current liabilities		97,764		77,144
Total revenue	Ps.	183,615	Ps.	194,471
Consolidated net (loss) income for continuing operations		10,368		12,630
Consolidated comprehensive income for continuing operations	Ps.	3,050	Ps.	5,489
Net cash flow generated from operating activities for continuing operations		35,147		31,289
Net cash flow used in investing activities for continuing operations		(10,508)		(10,744)
Net cash flow used in financing activities for continuing operations		417		(22,794)

22.1 Options embedded from past acquisitions

FEMSA Comercio – Health Division entered into option transactions regarding the remaining 40% non-controlling interest not held by FEMSA Comercio – Health Division.

On December 13, 2019, the former controlling shareholders of Socofar exercised their put option to sell the remaining 40% non-controlling interest to FEMSA Comercio – Health Division at the fair value of the interest. As of  December 31, 2019 the Company recognized a loss in the consolidated statements of changes in equity and Socofar has been included 100% in the consolidated statements of financial position.

The former controlling shareholders of Open Market retain a put for their remaining 20% non-controlling interest that can be exercised (i) at any time after the acquisition date upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling interest annually from January through April, after the fifth anniversary of the acquisition date. Both options would be exercisable at the then fair value of the interest and shall remain indefinitely.